Stock-Based Compensation, Stock Options and Restricted Stock Awards (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 437,000	$ 111,000	$ 1,544,000	$ 394,000	$ 502,000	$ 1,015,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	440,000	106,000	1,446,000	351,000	$ 452,000	630,000
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ (3,000)	$ 5,000	$ 98,000	$ 43,000	$ 50,000	$ 385,000
Stock Options [Member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)			36,362	4,354	4,354	3,260
Granted (in shares)					34,651	2,257
Exercised (in shares)					0	0
Forfeited/expired (in shares)					(2,643)	(1,163)
Outstanding, ending balance (in shares)					36,362	4,354
Vested at the end of the year (in shares)					2,344	2,134
Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning of the year (in dollars per share)			$ 91.48	$ 2,295.37	$ 2,295.37	$ 3,664.61
Granted (in dollars per share)					11.57	543.63
Exercised (in dollars per share)					0	0
Forfeited/expired (in dollars per share)					2,666.48	2,729.60
Outstanding at the end of the year (in dollars per share)					91.48	2,295.37
Vested at the end of the year (in dollars per share)					$ 964.27	$ 3,780.79
Share Based Payment Award, Options Weighted Average Remaining Contractual Term [Abstract]
Options outstanding, weighted average remaining contractual life					9 years 3 months 29 days
Options vested, weighted average remaining contractual life					8 years 3 months 14 days
Share Based Payment Award, Aggregate Intrinsic Value [Abstract]
Fair value of options, vested					$ 700,000	$ 1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					1.97%	1.71%
Expected volatility					103.00%	86.00%
Expected life					6 years 3 months	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average fair value of options granted (in dollars per share)					$ 11.97	$ 543.63
Total unrecognized compensation costs related to non-vested stock option awards					$ 744,000
Unrecognized compensation costs related to non-vested stock option awards, recognition period					3 years 1 month 6 days
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested beginning balance (in shares)			245	499	499	15
Granted (in shares)					138	1,131
Vested (in shares)					(392)	(619)
Forfeited (in shares)					0	(28)
Nonvested ending balance (in shares)					245	499
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested weighted average grant price beginning balance (in dollars per share)			$ 521.23	$ 583.29	$ 583.29	$ 2,574.00
Granted (in dollars per share)					108.20	553.88
Vested (in dollars per share)					132.70	443.40
Forfeited (in dollars per share)					0	426.00
Nonvested weighted average grant price ending balance (in dollars per share)					$ 521.23	$ 583.29
Employees tendered restricted stock units (in shares)					15	165